Legal Proceeding (Details) ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 20, 2018 USD ($)	Jun. 20, 2018 ILS (₪)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 ILS (₪)
Legal Proceeding (Textual)
Legal proceeding, description	The Israeli Tax authorities (hereinafter - "ITA") completed their audit on October 6, 2016 and issued an assessment claiming additional NIS 5.3 million (approximately $1.5 million) withholding taxes for the period mentioned, mainly related to the Company's prior CEO's compensation.
Provision				$ 14	₪ 50
Payables on obligations		$ 7	₪ 25